Note 21 - Non-current assets and disposal groups classified as held for sale (Table)	12 Months Ended
Dec. 31, 2020
Non-current assets and disposal groups classified as held for sale Abstract
Non-current assets and disposal groups classified as held for sale. Breakdown by items
Non-current assets and disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	2020	2019	2018
Foreclosures and recoveries (*)	1.398	1.647	2.210
Assets from tangible assets	480	310	433
Companies held for sale (**)	84.792	1.716	29
Accrued amortization (***)	(89)	(51)	(44)
Impairment losses	(594)	(543)	(628)
Total non-current assets and disposal groups classified as held for sale	85.987	3.079	2.001
Companies held for sale (**)	75.446	1.554	-
Total liabilities included in disposal groups classified as held for sale	75.446	1.554	-

Assets From Disposable Groups
CONDENSED ASSETS (Millions of Euros)
	2020	2019	2018
Cash, cash balances at central banks and other demand deposits	11.368	5.678	2.326
Financial assets held for trading	821	513	228
Non-trading financial assets mandatorily at fair value through profit or loss	13	18	18
Financial assets at fair value through other comprehensive income	4.974	6.834	10.030
Financial assets at amortized cost	61.558	62.860	59.302
Derivatives - hedge accounting	9	10	23
Tangible assets	799	900	665
Intangible assets	1.949	4.183	5.438
Tax assets	360	263	446
Other assets	1.390	1.463	1.401
Non-current assets and disposal groups classified as held for sale	16	31	30
TOTAL ASSETS	83.257	82.751	79.908

CONDENSED LIABILITIES (Millions of Euros)
	2020	2019	2018
Financial liabilities held for trading	98	94	114
Financial liabilities at amortized cost	73.132	70.438	66.635
Derivatives - hedge accounting	2	11	21
Provisions	157	186	172
Tax liabilities	201	87	249
Other liabilities	492	464	497
TOTAL LIABILITIES	74.082	71.279	67.688

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Millions of Euros)
	2020	2019	2018
Actuarial gains (losses) on defined benefit pension plans	(66)	(80)	(69)
Hedge of net investments in foreign operations (effective portion)	(432)	(432)	(432)
Foreign currency translation	801	1.576	1.337
Hedging derivatives. Cash flow hedges (effective portion)	250	81	5
Fair value changes of debt instruments measured at fair value through other comprehensive income	70	(11)	(130)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	622	1.134	710

Statement Of Cash Flows From Disposable Groups
CONDENSED STATEMENTS OF CASH FLOWS (Millions of Euros)
	2020	2019	2018
A) CASH FLOWS FROM OPERATING ACTIVITIES	6.874	3.888	(228)
B) CASH FLOWS FROM INVESTING ACTIVITIES	(145)	(133)	(123)
C) CASH FLOWS FROM FINANCING ACTIVITIES	(65)	(468)	(256)
D) EFFECT OF EXCHANGE RATE CHANGES	(974)	65	84
(INCREASE/DECREASE) NET CASH AND CASH EQUIVALENTS (A+B+C+D)	5.690	3.352	(522)

Income Statement From Disposable Groups
CONDENSED INCOME STATEMENTS (Millions of Euros)
	2020	2019	2018
Interest and other income	2.638	3.221	2.797
Interest expense	(429)	(887)	(570)
NET INTEREST INCOME	2.209	2.335	2.227
Dividend income	4	10	13
Fee and commission income	677	736	670
Fee and commission expense	(183)	(205)	(194)
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	19	54	25
Gains (losses) on financial assets and liabilities held for trading, net	90	30	66
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	8	-	-
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	5	3	3
Gains (losses) from hedge accounting, net	4	4	3
Exchange differences, net	19	5	(22)
Other operating income	19	32	20
Other operating expense	(63)	(64)	(79)
GROSS INCOME	2.808	2.941	2.731
Administration costs	(1.462)	(1.534)	(1.474)
Depreciation and amortization	(205)	(214)	(174)
Provisions or reversal of provisions	2	(3)	22
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification	(729)	(521)	(221)
NET OPERATING INCOME	413	670	884
Impairment or reversal of impairment on non-financial assets	(2.084)	(1.318)	(1)
Gains (losses) on derecognition of non-financial assets and subsidiaries, net	(3)	2	(2)
Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations	2	(2)	-
PROFIT (LOSS) BEFORE TAX FROM CONTINUING OPERATIONS	(1.671)	(648)	881
Tax expense or income related to profit or loss from continuing operations	(57)	(110)	(177)
PROFIT (LOSS) AFTER TAX FROM CONTINUING OPERATIONS	(1.729)	(758)	704
PROFIT (LOSS) FOR THE PERIOD	(1.729)	(758)	704
ATTRIBUTABLE TO OWNERS OF THE PARENT	(1.729)	(758)	704

Non-current assets and disposal groups classified as held for sale Explanatory
Non-current assets and disposal groups classified as held for sale. Changes in the year 2020 (Millions of Euros)
	Notes	Foreclosed assets	Property, Plant and Equipment (*)	Companies held for sale (**)	Total
Cost (1)
Balance at the beginning		1.648	258	1.716	3.622
Additions		285	-	83.266	83.551
Retirements (sales and other decreases)		(288)	(45)	(190)	(523)
Transfers, other movements and exchange differences (**)		(228)	180	-	(48)
Disposals by companies held for sale		(19)	(2)	-	(21)
Balance at the end		1.398	391	84.792	86.581

Impairment (2)
Balance at the beginning		411	132	-	543
Additions	50	74	29	-	103
Retirements (sales and other decreases)		(56)	(13)	-	(69)
Other movements and exchange differences		(42)	60	-	18
Disposals by companies held for sale		(1)	-	-	(1)
Balance at the end		386	208	-	594
Balance at the end of net carrying value (1)-(2)		1.012	183	84.792	85.987